SUBSIDIARIES	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUBSIDIARIES	SUBSIDIARIES
Listed below are the significant entities included in these unaudited condensed consolidated financial statements:

Name	Jurisdiction of Incorporation	Purpose
Cool Company Ltd.	Bermuda	Holding company
Ship owning and / or operating entities:
Kool Crystal Corporation	Marshall Islands	Owns and operates Kool Crystal
Kool Glacier Corporation	Marshall Islands	Owns and operates Kool Glacier
Kool Ice Corporation	Marshall Islands	Owns and operates Kool Ice
Kool Kelvin Corporation	Marshall Islands	Owns and operates Kool Kelvin
Kool Blizzard Corporation	Marshall Islands	Owns and operates Kool Blizzard
Kool Husky Corporation	Marshall Islands	Owns and operates Kool Husky
Kool Frost Corporation	Marshall Islands	Owns and operates Kool Frost
Pernli Marine Limited	Liberia	Owns and operates Kool Baltic
Persect Marine Limited	Liberia	Owns and operates Kool Boreas
Felox Marine Limited	Liberia	Owns and operates Kool Firn
Respent Marine Limited	Liberia	Owns and operates Kool Orca
Kool Panther Corporation	Liberia	Acquirer of GAIL Sagar
Kool Panther I Corporation	Liberia	Leases and operates GAIL Sagar
Kool Tiger Corporation	Liberia	Acquirer of Kool Tiger
Kool Tiger I Corporation	Liberia	Leases and operates Kool Tiger
Management Entities:
The Cool Pool Limited	Marshall Islands	Commercial management company
Cool Company Management d.o.o. (“Cool Croatia”)	Croatia	Vessel management company
Cool Company Management AS (“Cool Norway”)	Norway	Vessel management company
Cool Company Management Ltd ("Cool UK")	United Kingdom	Management company
Cool Company Management Malaysia Sdn Bhd ("Cool Malaysia")	Malaysia	Management company

The above table excludes the lessor VIEs that previously leased vessels from under sale and leaseback arrangements. The lessor VIEs were wholly-owned, special purpose vehicles (“SPVs”) of financial institutions. See Note 5 for further details.